Basic and Diluted Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Basic and Diluted Net Loss Per Share
Basic and Diluted Net Loss Per Share

11. Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. It has been retrospectively adjusted for all periods prior to the reverse capitalization. The retroactive adjustment is based on the same number of weighted-average shares outstanding in each historical period.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, RSUs, RSAs, convertible notes, earnout shares and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The following table sets forth the computation of the Company’s basic and diluted net loss attributable per share to common stockholders for the three months ended March 31, 2021 and 2020:

	Three Months Ended
	March 31,
	2021	2020
Numerator:
Net loss	$(65,101)	$(18,367)

Denominator:
Shares used in computing net loss attributable per share to common stockholders, basic and diluted	85,331,575	34,965,300
Net loss attributable per share to common stockholders:
Basic and diluted	$(0.76)	$(0.53)

The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for all periods presented:

	2021	2020
Stock options	6,199,325	6,918,406
Restricted stock units and awards	1,282,327	96,550
Legacy Porch warrants	—	3,134,068
Public and private warrants	6,237,377	—
Earnout shares	4,099,999	—
Convertible debt	—	1,034,760

See Note 7 for additional information regarding the terms of the warrants. See Note 8 for additional information regarding stock options and restricted stock.

Note 14.   Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. It has been retrospectively adjusted for all periods prior to the reverse capitalization. The retroactive adjustment is based on the same number of weighted average shares outstanding in each historical period.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, restricted stock units, restricted stock awards, convertible notes, earnout shares and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The following table sets forth the computation of the Company’s basic and diluted net loss attributable per share to common stockholders for the years ended December 31, 2020 and 2019:

	2020
	(as restated)	2019
Numerator:
Net loss	$(54,032)	$(103,319)
Induced conversion of preferred stock	(17,284)	—
Net loss attributable to common stockholders, basic	$(71,316)	$(103,319)

Add: gain on warrant fair value	(2,427)	—
Adjusted net loss for diluted loss per share	$(73,743)	$(103,319)

Denominator:
Shares used in computing net loss attributable per share to common stockholders, basic	36,344,234	31,170,351
Shares used in computing net loss attributable per share to common stockholders, diluted	36,374,215	31,170,351
Net loss attributable per share to common stockholders:
Basic	$(1.96)	$(3.31)
Diluted	$(2.03)	$(3.31)

The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for all periods presented:

	2020	2019
Stock options	6,414,611	7,428,682
Restricted stock units and awards	2,581,902	495,633
Legacy Porch warrants	—	3,060,530
Public warrants	8,625,000	—
Earnout shares	6,150,000	—
Convertible debt	—	1,734,264

See Note 7 for additional information regarding the terms of warrants. See Note 8 for additional information regarding stock options and restricted stock units and awards.